Summary of Significant Accounting Policies (Policies)	6 Months Ended
Sep. 30, 2019
Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation

The accompany unaudited condensed consolidated interim financial statements of the Company has been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission ("SEC"). In the opinion of management, these unaudited condensed consolidated interim financial statements reflect all adjustments, consisting of normal recurring adjustments, which are necessary to present fairly, in all material respects, the Company's consolidated financial position, results of operations, cash flows and changes in equity for the interim periods presented. These unaudited condensed interim financial statements do not include certain information and footnote disclosures as required by the U.S. GAAP for complete annual financial statements. Therefore, these unaudited condensed consolidated interim financial statements should be read in conjunction with the financial statements and related notes included in the Company's 20-F for the year ended March 31, 2019.

Basis of consolidation
(b)	Basis of consolidation

The condensed consolidated interim financial statements include the accounts of the Company and include the assets, liabilities, revenues and expenses of all majority-owned subsidiaries and VIE over which the Company exercises control and, when applicable, entities for which the Company has a controlling financial interest or is the primary beneficiary. All inter-company accounts and transactions have been eliminated in consolidation.

The VIE, Taizhou Suxuantang is controlled by the Company through a series of contractual arrangements. For the consolidated VIEs, the Company's management made evaluations of the relationships between the Company and the VIE and the economic benefit flow of contractual arrangements with Taizhou Suxuantang. In connection with such evaluation, management also took into account the fact that, as a result of such contractual arrangements, the Company control the shareholders' voting interests in these VIEs. As a result of such evaluation, management concluded that the Company is the primary beneficiary of the consolidated VIEs. The Company does not have any VIEs that are not consolidated in the financial statements.

Foreign currency translation
(c)	Foreign currency translation

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are recorded in the statement of operations.

The reporting and functional currencies of the Company and SXT HK are the United States Dollars ("US$") and the accompanying financial statements have been expressed in US$. In addition, the WFOE and the VIE maintain their books and records in their respective local currency, Renminbi ("RMB"), which is also the respective functional currency for each subsidiary as they are the primary currency of the economic environment in which each subsidiary operates.

In general, for consolidation purposes, assets and liabilities of its subsidiaries whose functional currency is not the US$ are translated into US$, in accordance with ASC Topic 830-30, "Translation of Financial Statement", using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from translation of financial statements of a foreign subsidiary are recorded as a separate component of accumulated other comprehensive income within the statement of stockholders' equity. Other equity items are translated using the exchange rates on the transaction date.

Use of estimates
(d)	Use of estimates

The preparation of condensed consolidated interim financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information.

Changes in facts and circumstances may cause the Company to revise its estimates. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. The following are some of the areas requiring significant judgments and estimates as of September 30, 2019 and 2018: determinations of the useful lives of long-lived assets, estimates of allowances for doubtful accounts, sales return rate, valuation assumptions in performing asset impairment tests of long-lived assets, valuation assumptions in measuring the value of convertible notes debt component, equity component, and warrants.

Fair values of financial instruments
(e)	Fair values of financial instruments

ASC Topic 825, Financial Instruments ("Topic 825") requires disclosure of fair value information of financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Topic 825 excludes certain financial instruments and all nonfinancial assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts do not represent the underlying value of the Company. The carrying values of cash, cash equivalents, restricted cash, accounts receivables, note receivable, advance to suppliers, loan receivable, other current assets, prepaid expenses, bank loan – current portion, accounts payables, note payable, advance from customers, refund liabilities, income tax payable, accrued expenses, other current liabilities, and bank loan – non-current approximate their fair values due to their generally short maturities. There is no transfer between levels during the six months period ended September 30, 2019.

A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities inactive markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

Cash and cash equivalents
(f)	Cash and cash equivalents
Cash and cash equivalents primarily consist of bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use.
Restricted cash
(g)	Restricted cash
Restricted cash is cash held as collateral for transactions and a loan the Company has entered into.
Accounts receivable
(h)	Accounts receivable

Accounts receivable are recorded at the invoiced amount less an allowance for any uncollectible accounts and do not bear interest, which are due on demand. Management reviews the adequacy of the allowance for doubtful accounts on an ongoing basis, using historical collection trends and aging of receivables. Management also periodically evaluates individual customer's financial condition, credit history, and the current economic conditions to make adjustments in the allowance when it is considered necessary. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Inventories
(i)	Inventories

Inventories primarily include raw materials and finished goods.

Inventories are stated at the lower of cost or net realizable value. Cost is determined by the weighted-average method. Raw material cost is based on purchase costs while work-in-progress and finished goods comprise direct materials, direct labor and an allocation of manufacturing overhead costs. Net realizable value represents the anticipated selling price, net of distribution cost, less estimated costs to completion for work in progress.

Advance to suppliers
(j)	Advance to suppliers

Advance to suppliers represent amounts advanced to suppliers for future purchases of raw materials and for other services. The suppliers usually require advance payments when the Company makes purchase or orders service and the prepayments will be utilized to offset the Company's future payments. These amounts are unsecured, non-interest bearing and generally short-term in nature.

Allowances are recorded when utilization and collection of amounts due are in doubt. Delinquent prepayments are written-off after management has determined that the likelihood of utilization or collection is not probable and known bad debts are written off against the allowances when identified. As of September 30, 2019, and March 31, 2019, the allowances were nil and nil, respectively.

Loan receivable
(k)	Loan receivable

Loan receivable is recorded at the agreement amount and interest receivable is being accrued accordingly. Management reviews the adequacy of loan recoverability and provision for loan losses on an ongoing basis based on historical repayment trends, borrower's financial condition, credit history, and the current economic conditions to make adjustments in the provision when it is considered necessary. Loan receivable balance is charged off against the provision after all means of collection have been exhausted and the potential for recovery is considered remote.

Property, plant and equipment
(l)	Property, plant and equipment

Property, plant and equipment primarily consists of machinery, electric equipment, office equipment and leasehold improvements, which is stated at cost less accumulated depreciation and amortization less any provision required for impairment in value. Depreciation and amortization are computed using the straight-line method with residual value based on the estimated useful life. The residual value rate and useful life of property, plant and equipment are summarized as follows:

Asset category	Residual value rate	Useful live

Machinery	5%	10 years

Electric equipment	5%	3~5 years

Office equipment	5%	5 years

Vehicles	5%	4 years

Leasehold improvement cost	5%	3~10 years

The Company reviews property, plant and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An asset is considered impaired if its carrying amount exceeds the future net undiscounted cash flows that the asset is expected to generate. If such asset is considered to be impaired, the impairment recognized is the amount by which the carrying amount of the asset, if any, exceeds its fair value determined using a discounted cash flow model. For the six months ended September 30, 2019, and year ended March 31, 2019, there was no impairment of property, plant and equipment.

Costs of repairs and maintenance are expensed as incurred and asset improvements are capitalized. The cost and related accumulated depreciation and amortization of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in the unaudited condensed consolidated statements of operation and comprehensive income.

Intangible assets
(m)	Intangible assets

Intangible assets are stated at cost less accumulated amortization. Intangible assets represented the trade mark registered in the PRC and purchased software which are amortized on a straight-line basis over a useful life of ten year.

The Company follows ASC Topic 350 in accounting for intangible assets, which requires impairment losses to be recorded when indicators of impairment are present and the undiscounted cash flows estimated to be generated by the assets are less than the assets' carrying amounts. For the six months ended September 30, 2019, and the year ended March 31, 2019, there was no impairment of intangible assets.

Construction in progress
(n)	Construction in progress
Construction in progress records the cost of construction work, which is not yet completed.
Long-term investment
(o)	Long-term investment

The Company's non-marketable equity security is investment in privately held investment management company without readily determinable market values. According to ASC 321-10-35-2,  it accounts for non-marketable securities on a prospective basis. Under the new requirement equity investments that do not have readily determinable fair values and do not qualify for the net asset value practical expedient are eligible for the measurement alternative. For the Company's passive and without significant influence or control equity investment in private company which do not have readily determinable fair values, the Company has elected the measurement alternative defined as cost, less impairment, plus or minus adjustments resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. The investment is reviewed periodically to determine if its value has been impaired and adjustments are recorded as necessary in profit or loss for the period. During the six months period ended September 30, 2019, no impairment loss was identified and no loss related to revaluation of its investment in the private company.

Convertible note, net
(p)	Convertible note, net

The Company accounts for its convertible senior notes in accordance with ASC 470-20 "Debt with Conversion and Other Options". The Company separately accounts for the liability and equity components of convertible debt Instruments. The liability component at issuance is recognized at fair value, based on the fair value of a similar instrument that does not have a conversion feature. The equity component is based on the excess of the principal amount of the debentures over the fair value of the liability component, after adjusting for an allocation of debt issuance costs, and is recorded as additional paid in capital. Debt discounts are amortized as additional non-cash interest expense over the expected life of the debt using an effective interest rate method. In accounting for the issuance costs related to the Notes, the allocation of issuance costs incurred between the liability and equity components were based on their relative values.

Revenue recognition
(q)	Revenue recognition

In accordance with ASC Topic 606, revenues are recognized when control of the promised goods is transferred to the Company's customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods. In determining when and how much revenue is recognized from contracts with customers, the Company performs the following five-step analysis: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; (5) recognize revenue when (or as) the entity satisfies a performance obligation.

Sales of pharmaceutical products represent the invoiced value of goods, net of value-added taxes, sales returns, trade discounts and allowances. Revenue is recognized base on agreed price determined in the contracts with the customers, when the products are delivered and accepted by customers.

Cost of revenue
(r)	Cost of revenue

Cost of revenue consists primarily of cost of materials, direct labors, overhead, and other related incidental expenses that are directly attributable to the Company's principal operations.

Income taxes
(s)	Income taxes

Current income tax expenses are provided for in accordance with the laws of the relevant taxing authorities. As part of the process of preparing financial statements, the Company is required to estimate its income taxes in each of the jurisdictions in which it operates. The Company accounts for income taxes using the liability method, under which deferred income taxes are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized as income or expense in the period that includes the enactment date. Valuation allowance is provided on deferred tax assets to the extent that it is more likely than not that the asset will not be realizable in the foreseeable future.

The Company adopts ASC 740-10-25 "Income Taxes" which prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures. The Company did not have significant unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit as of September 30, 2019 and for the six months period ended September 30 2019.

Comprehensive income
(t)	Comprehensive income

Comprehensive income includes net income and foreign currency adjustments. Comprehensive income is reported in the statements of operations and comprehensive income.

Accumulated other comprehensive income, as presented on the balance sheets are the cumulative foreign currency translation adjustments.

Leases
(u)	Leases

Leases are classified as either capital or operating leases. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are recognized in the condensed consolidated income statements on a straight-line basis over the lease terms. The Company had no capital leases for the six months ended September 30, 2019, and the year ended March 31, 2019, respectively.